INVENTORY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw Materials	$ 2,761,602	$ 1,325,590
Work-in-Process	3,977,761	2,777,245
Finished Goods	4,210,708	2,424,736
Total Inventory	$ 10,950,071	$ 6,527,571